SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 43,819	$ 46,041
Written down	(1,423)	(943)
Total inventories	$ 42,396	$ 45,098